Variable Interest Entity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Variable Interest Entity
Balance Sheet	As of September 30, 2021	As of December 31, 2020
Current assets
Cash and cash equivalents	$117,113	$196,445
Accounts receivable, net	38,188	66,043
Inventory, net	1,311,197	791,868
Total current assets	1,466,498	1,054,356

Total assets	$1,466,498	$1,054,356

Current liabilities
Accounts payable and accrued expenses	$252,882	$211,463
Total current liabilities	252,882	211,463

Total liabilities	252,882	211,463
Net assets	$1,213,616	$842,893

Cannabis License Assets & Liabilities
	As of December 31,
Description	2020	2019
Current assets
Cash and cash equivalents	$196,445	$467,460
Accounts receivable, net	66,043	113,599
Inventory, net	791,868	768,633
Total current assets	1,054,356	1,349,692

Total assets	$1,054,356	$1,349,692

Current liabilities
Accounts payable and accrued expenses	$211,463	$337,386
Total current liabilities	211,463	337,386

Total liabilities	211,463	337,386
Net assets	$842,893	$1,012,306

Schedule of description of operating results of Variable Interest Entities
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Income Statement
Net sales	$1,399,505	$1,858,202	$4,713,077	$5,187,069
Cost of goods sold, inclusive of depreciation	857,281	1,354,626	2,982,974	3,982,677
Gross profit	542,224	503,576	1,730,103	1,204,392

Operating expenses:
Personnel costs	71,085	104,021	335,182	286,788
Sales and marketing	186,190	224,382	621,765	699,080
General and administrative	29,307	54,904	82,144	186,614
Legal and professional fees	5,550	56,436	35,815	77,667
Amortization expense	-	8,967	-	26,901
Total operating expenses	292,132	448,710	1,074,906	1,277,050
Gain / (loss) from operations	250,092	54,866	655,197	(72,658)

Other income (expenses):
Interest expense	-	(25,858)	(49,803)	(126,083)
Goodwill impairment	-	(4,663,514)	-	(4,663,514)
Total operating expenses	292,132	(4,689,372)	(49,803)	(4,789,597)
Net income from discontinued operations	$250,092	$(4,634,506)	$605,394	$(4,862,255)

CMI Statement of Operations
	For the Years Ended December 31,
Description	2020	2019
Net sales	$6,860,282	$3,460,566
Cost of goods sold, inclusive of depreciation	4,901,237	2,237,004
Gross profit	$1,959,045	$1,223,562

Operating expenses
Personnel costs	402,389	266,165
Sales and marketing	908,502	414,210
General and administrative	231,376	132,894
Legal and professional fees	156,782	81,234
Amortization expense	26,901	16,653
Total operating expenses	1,725,950	911,156
Gain from operations	$233,095	$312,406

Other income / (expense)
Interest expense	(153,592)	(13,013)
Goodwill impairment	(4,663,514)	-
Intangibles impairment	(361,218)
Other income	-	3,092
Total other income / (expense)	(5,178,324)	(9,921)
Net income / (loss)	$(4,945,229)	$302,485

Schedule of consolidated financial statements
	December 31, 2019
	Previously Reported	Non-controlling Interest Adjustment	Revised (1)
Inventory, net (2)	$340,000	$768,633	$1,108,633
Accounts receivable, net (2)	$-	$113,599	$113,599
Total current assets	$3,933,047	$882,232	$4,815,279
Goodwill	$5,855,748	$(1,192,234)	$4,663,514
Total assets	$16,070,008	$(310,002)	$15,760,006
Accounts payable and accrued expenses	$754,850	$337,386	$1,092,236
Total current liabilities	$1,558,821	$337,386	$1,896,207
Total liabilities	$2,335,588	$337,386	$2,672,974
Additional paid-in capital	$16,246,645	$647,458	$16,894,103
Non-controlling interests in consolidated variable interest entity	$1,294,846	$(1,294,846)	$-
Total shareholders’ equity	$13,734,420	$(647,388)	$13,087,032
Total liabilities and shareholders’ equity	$16,070,008	$(310,002)	$15,760,006